FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2025
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Foreign currency translation on
Property, plant and equipment, at fair value	13	$3,973	$(3,354)	$2,798
Goodwill	18	558	(121)	150
Borrowings	14	(1,684)	1,470	(818)
Deferred income tax (liabilities) assets, net	12	(835)	525	(698)
Other assets and liabilities		(520)	(93)	(115)
		$1,492	$(1,573)	$1,317